Accounts Receivable	6 Months Ended
Jun. 30, 2018
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Accounts Receivable
11.	Accounts Receivable

(in thousands)	Note	June 30 2018	December 31 2017
Trade receivables from provisional concentrate sales, net of fair value adjustment	6	$783	$1,398
Other accounts receivables		6,092	1,796

Total accounts receivable		$6,875	$3,194